Domestic and Foreign Components of Income Before Income Taxes, Equity in Net Income of Affiliated Companies and Net (Income) Loss Attributable to Noncontrolling Interests (Detail)
In Thousands, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Japan	$ 218,966	¥ 18,045,000	¥ 9,212,000	¥ 9,147,000
Foreign	(95,110)	(7,838,000)	(5,285,000)	(5,992,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	$ 123,856	¥ 10,207,000	¥ 3,927,000	¥ 3,155,000